Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Maximum Exposure to Credit Risk

	December 31, 2024	December 31, 2023
Trade and other receivables	927,654	894,771

Summary of Aging of Trade and Other Receivables

The aging of trade and other receivables at the reporting date was:

		Allowance for		Allowance for
		expected		expected
	Total	credit loss	Total	credit loss
	2024	2024	2023	2023
Not past due	646,859	2,145	619,888	1,817
Past due 1 – 30 days	174,343	2,526	159,928	2,909
Past due 31 – 60 days	52,700	7,578	47,529	8,727
Past due more than 60 days	79,013	13,012	96,932	16,053
	952,915	25,261	924,277	29,506

Summary of Movement in Allowance for Expected Credit Loss in Respect of Trade and Other Receivables

The movement in the allowance for expected credit loss in respect of trade and other receivables during the year was as follows:

	2024	2023
Balance, beginning of year	29,506	29,038
Business combinations	2,837	2,100
Bad debt expenses	14,846	30,992
Amount written off and recoveries	(19,631)	(33,302)
Effect of movements in exchange rates	(2,297)	678
Balance, end of year	25,261	29,506

Summary of Contractual Maturities of Financial Liabilities Including Estimated Interest Payment

The following are the contractual maturities of the financial liabilities, including estimated interest payment:

	Carrying	Contractual	Less than	1 to 2	2 to 5	More than
	amount	cash flows	1 year	years	years	5 years
2024
Trade and other payables	639,190	639,190	639,190	-	-	-
Long-term debt	2,402,881	3,178,019	209,454	973,603	522,404	1,472,558
Other financial liability*	7,779	7,779	7,779	-	-	-
	3,049,850	3,824,988	856,423	973,603	522,404	1,472,558

2023
Trade and other payables	671,939	671,939	671,939	-	-	-
Long-term debt	1,884,274	2,644,474	257,414	354,206	293,772	1,739,082
Other financial liability*	13,572	13,572	12,732	840	-	-
	2,569,785	3,329,985	942,085	355,046	293,772	1,739,082

* Includes the contractual maturities for the contingent considerations presented in other financial liabilities. Other financial liabilities with no contractual cashflows in the amount of $11.9 million (2023 - $13.5 million) are excluded from the table above.

Summary of Financial Assets and Liabilities Exposure to Foreign Currency Risk

The Group’s financial assets and liabilities exposure to foreign currency risk related to Canadian entities was as follows based on notional amounts:

	2024	2023
Trade and other receivables	53,423	41,239
Trade and other payables	(8,984)	(7,379)
Long-term debt	(1,653,291)	(1,654,689)
Balance sheet exposure	(1,608,852)	(1,620,829)
Long-term debt designated as investment hedge	1,655,000	1,655,000
Net balance sheet exposure	46,148	34,171

Summary of Exchange Rates Applied

The Group estimates its annual net USD denominated cash flow from operating activities at approximately $500 million (2023 - $470 million). This cash flow is earned evenly throughout the year.

The following exchange rates applied during the year:

	December 31, 2024	December 31, 2023
Average USD for the year ended	1.3698	1.3497
Closing USD as at	1.4384	1.3243

Summary of Sensitivity Analysis

A 1-cent increase in the U.S. dollar at the reporting date, assuming all other variables, in particular interest rates, remain constant, would have increased (decreased) equity and income or loss by the amounts shown below. The analysis is performed on the same basis for 2023.

	2024		2023
	1-cent	1-cent	1-cent	1-cent
	Increase	Decrease	Increase	Decrease
Balance sheet exposure	(11,185)	11,185	(12,239)	12,239
Long-term debt designated as investment hedge	11,506	(11,506)	12,497	(12,497)
Net balance sheet exposure	321	(321)	258	(258)

Summary of Carrying Amount of Interest-bearing Financial Instruments	At December 31, 2024 and 2023, the interest rate profile of the Group’s carrying amount of interest-bearing financial instruments:

	2024	2023
Fixed rate instruments	2,402,881	1,884,182

Summary of Debt-to-Equity and Debt-to-Capitalization Ratios

The Group monitors its long-term debt using the ratios below to maintain an appropriate debt level. The Group’s debt-to-equity and debt-to-capitalization ratios are as follows:

	2024	2023
Long-term debt	2,402,881	1,884,182
Shareholders' equity	2,673,275	2,591,410
Debt-to-equity ratio	0.90	0.73
Debt-to-capitalization ratio[1]	0.47	0.42

[1] Long-term debt divided by the sum of shareholders' equity and long-term debt.

Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Statements of Financial Position

The fair values of financial assets and liabilities, together with the carrying amounts shown in the statements of financial position, are as follows:

	December 31, 2024		December 31, 2023
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial assets
Assets carried at fair value
Investment in equity securities	22,097	22,097	50,209	50,209
Assets carried at amortized cost
Trade and other receivables	927,654	927,654	894,771	894,771
	949,751	949,751	944,980	944,980

Financial liabilities
Liabilities carried at fair value
Other financial liability	19,686	19,686	27,119	27,119
Liabilities carried at amortized cost
Trade and other payables	639,190	639,190	671,936	671,936
Long-term debt	2,402,881	2,339,947	1,884,182	1,678,662
	3,061,757	2,998,823	2,583,237	2,377,717